Loans, Borrowings, Lease obligations and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Loans, Borrowings, Lease obligations and Other Financial Liabilities [Abstract]
Schedule of Loans, Borrowings & Lease Liabilities

Loans, borrowings & lease liabilities

Thousands of $ For the years ended December 31	2024	2023
Non-current loans and borrowings
Loans	50,967	35,564
Lease liabilities (*)	7,413	3,578
Total non-current loans and borrowings	58,380	39,142

Thousands of $ For the years ended December 31	2024	2023
Current loans and borrowings
Loans	324	643
Lease liabilities (*)	1,360	1,480
Total current loans and borrowings	1,684	2,123

(*)	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 11.

Schedule of Maturity of Loans and Borrowings

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2024	2023
Loans
Within one year	324	643
Years two to five	55,000	35,564

Leases
Within one year	2,076	1,900
Years two to seven	9,150	3,955

Schedule of Other Financial Liabilities
Thousands of $ For the years ended December 31	2024	2023
Other financial liabilities
Other non-current financial liabilities	41,445	63,259
Other current financial liabilities	26,411	2,895
Total other financial liabilities	67,856	66,154

Schedule of Cash and Non-Cash Movements of Loans and Borrowings

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2024	2023	2024	2023
Beginning balance	36,207	35,530	66,154	55,864
Cash movements
Loans and borrowings repaid[1] (Innovatus / Kreos / PPP/ Novio)	(39,540)	(637)	(555)	(1,022)
Loans and borrowings received (OrbiMed)	53,011
Amendment and other fees related to OrbiMed agreement	(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date	2,493
Recognition of OrbiMed loan fees to be amortized	(1,715)
Reclass of warrants as an equity instrument			(1,116)
Recognition of Innovatus remaining EIR balance at loan close	663
Innovatus debt extinguishment costs			(27)
Effective interest rate adjustment (Innovatus and OrbiMed)	876	1,314
Foreign exchange rate impact / other				(4)
Fair value changes through profit and loss			3,400	11,316
Ending balance	51,291	36,207	67,856	66,154

[1]	Includes the amounts paid for the Innovatus loan closing fees

Schedule of Fair Value Adjustments Recognized

Fair value adjustments recognized during 2024 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2024
Decrease of NovioGendix contingent consideration	(71)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)
Increase of GPS contingent consideration	4,673
Decrease of Innovatus embedded derivative convertible call option	(165)
Decrease of Exact Sciences 5-Year Warrants	(1,037)
Total fair value adjustment	3,400

Schedule of Lease Liabilities
Thousands of $	Lease liabilities
For the years ended December 31	2024	2023
Opening balance	5,058	4,263
Cash movements
Repayment of lease liabilities	(1,883)	(1,610)
Non-cash movements
Interest accretion	384	355
New leases	6,277	2,096
Disposals	(1,063)	(46)
Closing balance	8,773	5,058